[LETTERHEAD OF KIRKLAND & ELLIS LLP]

November 25, 2005

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention:	Filing Desk

Re:	Amendment No. 1 to the Registration Statement on Form S-4 of Innophos Investments Holdings, Inc.

Ladies and Gentlemen:

On behalf of Innophos Investments Holdings, Inc. (the “Company”), for filing under the Securities Act of 1933, as amended, we are transmitting one copy of the above-referenced Amendment No. 1 to the Registration Statement on Form S-4 of the Company. The Company has previously sent by wire transfer, funds in the amount of $15,407 to cover the registration fee.

The Company has informed us that it is aware of its obligations under the Securities Act of 1933, as amended.

Should you have any questions or comments regarding this filing, please direct them to the undersigned at (212) 446-4988.

Sincerely,

/s/ Christopher A. Kitchen

Christopher A. Kitchen